Schedule of long term debt (Details) - CAD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Mine construction loan facility	$ 769,529	$ 134,846
Long term debt gross	859,366	174,629	$ 168,328
Deferred financing costs	(48,491)	(12,516)
Long term debt excluding deferred financing costs	810,875	162,113
Less: current portion	(41,346)	(27,267)
Total debt	769,529	134,846
Term loans euro [member]
IfrsStatementLineItems [Line Items]
Mine construction loan facility	1,565	25,707
Promissory notes us dollar [member]
IfrsStatementLineItems [Line Items]
Mine construction loan facility	8,526	8,224
Promissory note [member]
IfrsStatementLineItems [Line Items]
Mine construction loan facility	250	250
Convertible senior notes [member]
IfrsStatementLineItems [Line Items]
Mine construction loan facility	704,292
Convertible debentures [member]
IfrsStatementLineItems [Line Items]
Mine construction loan facility	9,409	9,303	$ 27,872
Lease liabilities
IfrsStatementLineItems [Line Items]
Mine construction loan facility	379	489
Mine construction loan facility [member]
IfrsStatementLineItems [Line Items]
Mine construction loan facility	$ 134,945	$ 130,656